OTHER ASSETS AND OTHER LIABILITIES - Fair value of derivatives held for trading classified by contractual maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 1,092,107	S/ 766,317	S/ 701,826
Liabilities	1,040,282	715,804
Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	970,671	654,909
Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	306,148	124,124
Liabilities	246,960	101,548
Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	268,633	141,731
Liabilities	350,938	148,119
Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	411,656	354,432
Liabilities	366,545	401,856
Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	6,489	1,281
Liabilities	6,089	728
Futures [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	10	564
Liabilities	139	2,658
Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	992,936	622,132
Overdue 90 days [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	204,833	98,169
Overdue 90 days [Member] | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	199,070	71,976
Liabilities	154,424	61,801
Overdue 90 days [Member] | Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	3,716	4,075
Liabilities	7,705	11,265
Overdue 90 days [Member] | Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	7,124	6,316
Liabilities	41,729	22,163
Overdue 90 days [Member] | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	1,844	763
Liabilities	836	282
Overdue 90 days [Member] | Futures [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	10	564
Liabilities	139	2,658
Overdue 90 days [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	211,764	83,694
From 3 months to 1 year [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	201,746	89,293
From 3 months to 1 year [Member] | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	104,265	47,081
Liabilities	89,739	37,501
From 3 months to 1 year [Member] | Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	8,409	7,441
Liabilities	13,837	16,586
From 3 months to 1 year [Member] | Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	101,368	24,183
Liabilities	92,917	34,896
From 3 months to 1 year [Member] | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	4,645	380
Liabilities	5,253	310
From 3 months to 1 year [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	218,687	79,085
From 1 to 3 years [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	129,481	209,421
From 1 to 3 years [Member] | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,813	5,067
Liabilities	2,797	2,246
From 1 to 3 years [Member] | Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	38,569	22,888
Liabilities	46,840	19,458
From 1 to 3 years [Member] | Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	102,703	142,696
Liabilities	79,844	187,581
From 1 to 3 years [Member] | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		138
Liabilities		136
From 1 to 3 years [Member] | Futures [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		0
Liabilities		0
From 1 to 3 years [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	144,085	170,789
From 3 to 5 years [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	69,140	106,955
From 3 to 5 years [Member] | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years [Member] | Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	8,067	22,286
Liabilities	18,477	19,459
From 3 to 5 years [Member] | Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	67,826	130,594
Liabilities	50,663	87,496
From 3 to 5 years [Member] | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years [Member] | Futures [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	75,893	152,880
More than 5 years [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	365,471	151,071
More than 5 years [Member] | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
More than 5 years [Member] | Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	209,872	85,041
Liabilities	264,079	81,351
More than 5 years [Member] | Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	132,635	50,643
Liabilities	101,392	69,720
More than 5 years [Member] | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
More than 5 years [Member] | Futures [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
More than 5 years [Member] | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 342,507	S/ 135,684